Borrowings and other financial liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 12,440	$ 14,624
Current borrowings including overdrafts	312	552
Total borrowings	$ 12,752	$ 15,176
Rio Tinto Finance plc Euro Bonds 2.0% due 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.00%	2.00%
Borrowing maturity	2020	2020
Non-current borrowing	$ 468	$ 921
Total borrowings	$ 468	$ 921
Rio Tinto Finance (USA) Limited Bonds 4.125% 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.125%	4.125%
Borrowing maturity	2021	2021
Non-current borrowing		$ 428
Total borrowings		$ 428
Rio Tinto Finance (USA) Limited Bonds 3.750% 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.75%	3.75%
Borrowing maturity	2021	2021
Non-current borrowing		$ 347
Total borrowings		$ 347
Rio Tinto Finance (USA) plc Bonds 3.5% 2022 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.50%	3.50%
Borrowing maturity	2022	2022
Non-current borrowing		$ 227
Total borrowings		$ 227
Rio Tinto Finance (USA) plc Bonds 2.875% 2022 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.875%	2.875%
Borrowing maturity	2022	2022
Non-current borrowing		$ 377
Total borrowings		$ 377
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.875%	2.875%
Borrowing maturity	2024	2024
Non-current borrowing	$ 514	$ 644
Total borrowings	$ 514	$ 644
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.75%	3.75%
Borrowing maturity	2025	2025
Non-current borrowing	$ 1,170	$ 1,192
Total borrowings	$ 1,170	$ 1,192
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.125%	7.125%
Borrowing maturity	2028	2028
Non-current borrowing	$ 927	$ 965
Total borrowings	$ 927	$ 965
Alcan Inc. Debentures 7.25% due 2028 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.25%	7.25%
Borrowing maturity	2028	2028
Non-current borrowing	$ 104	$ 105
Total borrowings	$ 104	$ 105
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.00%	4.00%
Borrowing maturity	2029	2029
Non-current borrowing	$ 633	$ 669
Total borrowings	$ 633	$ 669
Alcan Inc. Debentures 7.25% due 2031 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	7.25%	7.25%
Borrowing maturity	2031	2031
Non-current borrowing	$ 421	$ 422
Total borrowings	$ 421	$ 422
Alcan Inc. Global Notes 6.125% due 2033 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	6.125%	6.125%
Borrowing maturity	2033	2033
Non-current borrowing	$ 741	$ 740
Total borrowings	$ 741	$ 740
Alcan Inc. Global Notes 5.75% due 2035 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.75%	5.75%
Borrowing maturity	2035	2035
Non-current borrowing	$ 288	$ 287
Total borrowings	$ 288	$ 287
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.20%	5.20%
Borrowing maturity	2040	2040
Non-current borrowing	$ 1,095	$ 1,102
Total borrowings	$ 1,095	$ 1,102
Rio Tinto Finance (USA) plc Bonds 4.75% 2042 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.75%	4.75%
Borrowing maturity	2042	2042
Non-current borrowing	$ 462	$ 467
Total borrowings	$ 462	$ 467
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.65%	2.65%
Borrowing maturity	2027	2027
Non-current borrowing	$ 676	$ 674
Total borrowings	$ 676	$ 674
Rio Tinto Finance (USA) plc Bonds 4.125% 2042 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	4.125%	4.125%
Borrowing maturity	2042	2042
Non-current borrowing	$ 685	$ 691
Total borrowings	$ 685	$ 691
Oyu Tolgoi LLC Commercial Banks "B Loan" LIBOR plus 3.4% due 2027 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.40%	3.40%
Borrowing maturity	2027	2027
Non-current borrowing	$ 1,588	$ 1,588
Total borrowings	$ 1,588	$ 1,588
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.30%	2.30%
Borrowing maturity	2028	2028
Non-current borrowing	$ 272	$ 255
Total borrowings	$ 272	$ 255
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.65%	3.65%
Borrowing maturity	2029	2029
Non-current borrowing	$ 871	$ 869
Total borrowings	$ 871	$ 869
Oyu Tolgoi LLC International Financial Instritutions "A Loan" LIBOR plus 3.78% due 2030 [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.78%	3.78%
Borrowing maturity	2030	2030
Non-current borrowing	$ 768	$ 761
Total borrowings	768	761
Loans from equity accounted units [member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings including overdrafts		31
Total borrowings		31
Other secured loans [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	345	451
Current borrowings including overdrafts	42	79
Total borrowings	387	530
Other unsecured loans [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	373	393
Current borrowings including overdrafts	264	435
Total borrowings	637	828
Finance leases [member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	39	49
Current borrowings including overdrafts	5	4
Total borrowings	44	53
Bank overdrafts [member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings including overdrafts	1	3
Total borrowings	$ 1	$ 3